CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 302	$ 4,757	$ (8,512)
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	784	(9,506)	(15,028)
Exchange differences, total	784	(9,506)	(15,028)
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	1,104	(1,352)	734
Income tax effect	(221)	270	(147)
Changes in fair value of financial assets at fair value through other comprehensive income	883	(1,082)	587
Re-measuring income on defined benefit plans	1,885	732	559
Income tax effect	(377)	(147)	(112)
Defined benefit pension plan, net of tax	1,508	585	447
Other comprehensive income/(loss) for the year, net of tax	3,175	(10,003)	(13,994)
Total comprehensive income/(loss) for the year, net of tax	3,477	(5,246)	(22,506)
Attributable to:
Equity holders of the parent	5,464	(3,827)	(10,193)
Non-controlling interests	(1,987)	(1,419)	(12,313)
Total comprehensive income/(loss) for the year, net of tax	$ 3,477	$ (5,246)	$ (22,506)